Short term Investments	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Short term investments

Note 5—Short term investments

Short term investments consist of the following:

	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Marketable securities (1)	-	32,878,252	5,038,890

Fair value disclosure:

	December 31,	December 31, 2020 Fair Value
	2020	Level 1	Level 2	Level 3
	RMB	RMB	RMB	RMB
Marketable securities	32,878,252	32,878,252	-	-

There is no transfer between the levels for the periods presented.

(1)	During the year ended December 31, 2020, the Company invested a total of approximately RMB 173.6 million (USD 26.6 million) in marketable securities and redeemed approximately RMB 151.1 million (USD 23.2 million). The fair value change resulted in gains of approximately RMB 12.3 million (USD 1.9 million) for the year ended December 31, 2020.